Related Party Balances and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Aeneas Group Limited [Member]
Related Party Transaction [Line Items]
Loan from related parties				$ 2,500,000	$ 500,000
Settlement of loan from a related party through issuance of Convertible Note				3,000,000
Interest expenses				71,123	8,110
Jurchen Investment Corporation one [Member]
Related Party Transaction [Line Items]
Issuance of Convertible Note to related partie				3,000,000
Aenco Technologies Ltd [Member]
Related Party Transaction [Line Items]
Issuance of Convertible Note to related partie					3,000,000
Interest expenses				(13,234)	13,234
Jurchen Investment Corporation [Member]
Related Party Transaction [Line Items]
Interest expenses	$ 90,000	$ 90,000	180,000	58,500
Libra Sciences Limited [Member]
Related Party Transaction [Line Items]
Loan to related parties				92,459	330,341
Interest income				8,963	14,232
Administrative management services				9,615	38,462
Talem Medical Group Limited [Member]
Related Party Transaction [Line Items]
Loan repayment and interest received from a related party				611,641	2,962,153
Interest income				4,637	164,600
CGY Investments Limited [Member]
Related Party Transaction [Line Items]
Consultant, secondment, management and administrative services fees				153,640	268,102
ACC Medical Limited [Member]
Related Party Transaction [Line Items]
Consultant, secondment, management and administrative services fees				138,768	209,626
Aeneas Management Limited [Member]
Related Party Transaction [Line Items]
Healthcare services income				$ 961	$ 1,282